Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities (Details) [Line Items]
Undiscounted lease liabilities (in Dollars)	$ 4,142	$ 3,169
Bottom of range [member]
Other Liabilities (Details) [Line Items]
Discount rates	1.50%	1.50%
Top of range [member]
Other Liabilities (Details) [Line Items]
Discount rates	4.10%	4.10%